Long-Term Loans, Net Of Current Maturities (Summary Of Maturities Of Long-Term Loans) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Long-Term Loans, Net Of Current Maturities [Abstract]
2013 - current maturities	$ 31,781
2014	75,137
2015	16,895
2016	81,712
Long-term Debt, total	$ 205,525	$ 400,270